Depreciation and amortization expenses	12 Months Ended
Dec. 31, 2020
Depreciation and amortization expenses
Depreciation and amortization expenses

22    Depreciation and amortization expenses

	2020	2019	2018
	US $’000
Operating expenses:
Depreciation	291,559	226,026	100,152
Amortization	86	313	490
General and administrative	22,540	19,171	10,925
	314,185	245,510	111,567